Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Total Amount of Transactions Entered into Related Parties
The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year ended December 31:

	Related party relationship	Type of transaction	Purchases from	Amounts owed to		Amounts owed by
2022
FCPM III Services B.V. (“Forbion III”)	Common control	Rent and office services	40	12		—
2021

FCPM III Services B.V. (“Forbion III”)	Common control	Rent and office services	20	21		—

Mr. M.H. Davidson	Exec. director & shareholder	Receivables	—	—		718
2020

FCPM III Services B.V. (“Forbion III”)	Common control	Rent and office services	28	3		—

Forbion Capital Partners	Common control	Due diligence and travel	3	—		—

Forbion Capital Fund II Coöperatief U.A. (“Forbion II”)	Shareholder	Borrowings	—	10,291	*	—

Forbion Capital Fund IV Coöperatief U.A. (“Forbion IV”)	Common control	Borrowings	—	679	*	—

Mr. M.H. Davidson	Exec. director & shareholder	Borrowings	—	679	*	—

*
Amounts receivable from this related party were with NewAmsterdam Pharma and comprised of outstanding principal and unpaid interest, with further details given in Note 14 which reflects the total loan receivable. Amount was fully settled in July 2022.

Summary of Total Compensation Paid to KMPs	The following table sets forth the total compensation paid to KMPs during the six months ended June 30:

	2023	2022
Short-term employee benefits	2,198	1,257
Share-based payments	10,164	290

Total compensation paid to key management personnel	12,362	1,547
The following table sets forth the total compensation paid to KMPs during the period:

	2022	2021	2020
Short-term employee benefits	2,741	1,505	1,303
Share-based payments	3,203	753	—

Total compensation paid to key management personnel	5,944	2,258	1,303